Absolute Opportunities Fund
RISK/RETURN
Investment Objective

Absolute Opportunities Fund (the “Fund”) seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility than traditional equity market indices such as the S&P 500 Index.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Absolute Opportunities Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Absolute Opportunities Fund Institutional Shares
Management Fees		2.75%
Distribution and/or Service (12b-1) Fees		none
Dividend and Interest Expenses on Short Sales		0.42%
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	3.43%
Fee Reduction and Expense Reimbursement	[2]	(0.05%)
Net Annual Fund Operating Expenses	[3]	3.38%
[1]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	Absolute has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, AFFE, proxy expenses and extraordinary expenses) of Institutional Shares to 2.95% through at least July 31, 2012 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board. The Fund will repay Absolute for fees waived and expenses reimbursed by Absolute pursuant to the Expense Cap if (1) such payment is made within three years of the fees waived or expense reimbursement; (2) such payment is approved by the Board and (3) the resulting class expenses do not exceed 2.95% for Institutional Shares. Net Annual Fund Operating Expenses would increase if exclusions from the Expense Cap apply.
[3]	Excluding the effect of expenses attributable to dividend and interest expenses on short sales and AFFE, the Fund's Total Annual Operating Expenses would be 3.00%; while the Fund's Net Annual Operating Expenses would be 2.95%. Dividend and Interest Expenses on Short Sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay an amount equivalent to any dividend declared or interest paid during the duration of the short position to the lender from which the Fund borrowed the security and is obligated to record the payment of the dividend or interest as an expense. Dividend and Interest Expenses on Short Sales are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund's portfolio.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Absolute Opportunities Fund Institutional Shares	341	1,049	1,779	3,708

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 630% of the average value of its portfolio.

Principal Investment Strategies

Absolute Investment Advisers, LLC (“Absolute” or “Adviser”), the Fund’s investment adviser, will generally allocate Fund assets to a carefully chosen group of skilled money managers (the “Subadvisers”) who employ a wide range of specialized investment strategies that Absolute believes offer the potential for attractive long-term risk-adjusted investment returns.  Absolute selects Subadvisers that, relative to their peers, seek to preserve capital and tend to perform differently in a market cycle. Absolute believes that there are important benefits that come from investing through skilled money managers whose strategies, when combined, seek to provide lower volatility and lower sensitivity to traditional financial market indices when measured over a full market cycle.

The Subadvisers utilize strategies and investment techniques aimed to produce risk-adjusted returns and absolute returns over a full market cycle while managing risk exposure. These strategies are common among hedge funds and certain of them may exploit disparities or inefficiencies; take advantage of security mispricings or anticipated price movements, and/or benefit from cyclical themes and relationships or special situations and events (such as spinoffs or reorganizations). Such strategies may have low sensitivity to traditional markets because they seek opportunities and risks that are unrelated to traditional markets.

Absolute seeks to diversify the Fund’s portfolio across multiple strategies and investment styles that Absolute believes are complementary and, when combined, will produce risk-adjusted returns. Absolute reviews a range of qualitative and quantitative factors (e.g., investment process and statistical analysis) when evaluating each Subadviser and its appropriate asset allocation. Absolute may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s portfolio. There is no fixed or minimum allocation to any Subadviser. Absolute retains the discretion to invest the Fund’s assets directly in the same manner as any Subadviser in pursuit of the Fund's investment objective. Absolute may add or remove Subadvisers.  The Subadvisers may use a combination of the following investment strategies:

Opportunistic and Long-Biased Equity Strategies capitalize on underpriced equity securities (common stock, preferred stock, convertible securities, warrants, rights and sponsored or unsponsored American Depositary Receipts (“ADRs”)) or on positive market trends and may focus in certain securities, markets, industries, company sizes, or geographical areas. Strategies are primarily managed for absolute return, and Subadvisers assess risk and opportunity on an absolute, not an index-relative, basis by focusing on relatively few investments that the Subadviser believes are undervalued and either offer a margin-of-safety or offer high growth opportunities. Strategies may utilize short sales, options and forward contracts to implement selective hedging and manage risk exposure.

Special Situations and Event-Driven Strategies involve making evaluations and predictions about both the likelihood that a particular event, such as a merger, acquisition, bankruptcy or other catastrophic event in the life of a company, will occur and the impact such an event will have on the value of the company’s securities. The Subadvisers focus on relatively few investments believed to be undervalued and may invest in securities of companies enmeshed in special situations, including companies involved in (or the target of) acquisition attempts, tender offers, work-outs, liquidations, spin-offs, reorganizations, bank loans, bankruptcies, exchanges and similar transactions. Such investments may involve a long-term time horizon as well as idiosyncratic event risk. In addition to common stock, strategies may invest in warrants, options and credit default swaps and the Fund may act as a buyer or seller of credit default swaps.

Long/Short or Hedged Equity Strategies invest in securities believed to be undervalued or offer high growth opportunities while also attempting to minimize overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales, futures or options to hedge risk. Strategies may also use futures or options to obtain leverage.The concept of leverage involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity to increase returns. Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

Long/Short Credit and Distressed Debt Strategies invests primarily in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield “junk bonds”, bank loans and other defaulted debt securities, TIPS (Treasury Inflation Protected Securities), exchange traded funds (“ETFs”) and emerging market debt. Debt securities of foreign governments are sometimes referred to as sovereign debt obligations and they may be issued or guaranteed by foreign governments or their agencies. The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage related securities (“Mortgage Related Securities”). Strategies may focus on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing treasury futures to hedge interest-rate risk. Mortgage Related Securities may also include securities rated below investment grade (i.e., junk bonds) or unrated, under-performing or distressed debt and equity securities issued by issuers of collateralized debt obligations and special situation investments, such as distressed corporate or sub-prime mortgage securities. Distressed securities may also be issued by companies ranging from those undergoing restructurings in bankruptcy proceedings to those attempting to restructure out of court to those that are healthy but have short-term cash flow or liquidity problems. Strategies may involve leverage and hedging through the use of ETFs, futures, credit default swaps, total return swaps, committed term reverse repurchase facilities or other financings that seek to enhance total return. In connection with these strategies, the Fund may act as a buyer or seller of credit default swaps.

Global and Emerging Market Strategies seeks to take advantage of investment opportunities that are believed to have the highest probability of success (long investment) or failure (short investment). Subadvisers may invest in equity, fixed income, currencies, precious metals or commodities, in domestic, international and high-growth emerging markets. Subadvisers may utilize positions held through individual securities, ETFs and other exchange-traded products, options and swaps linked to major market, sector or country indices, fixed-income securities, currencies and commodities. Certain of these investments may be designed to manage the Fund’s risk exposure to one or more currencies.  Subadvisers may invest in a limited number of securities, issuers, industries, futures, or countries which may result in higher volatility.

Other Strategies. Pursuant to any of the above-described strategies, the Fund may trade frequently and may invest in a wide range of instruments, markets and asset classes in the U.S. and other markets. Investments generally include equity securities, fixed income securities and derivatives.

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The Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering ("IPOs") and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in ADRs.  The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs.

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The Fund may invest in fixed income securities of any credit quality and maturity, including those with fixed and variable terms and those of defaulted/distressed issuers and bank loans.  These securities can be rated below investment grade (i.e.,"junk bonds") and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

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The Fund may invest in derivatives, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts.  The Fund’s forward contracts may include forward currency contracts. The Fund’s swap agreements may include equity, interest rate, index, credit default and currency rate swap agreements.  The Fund’s futures contracts may include futures on securities, commodities, and securities indices.  The Fund’s options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.  Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing short sale proceeds when such proceeds are received by the Fund as Fund assets.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Investment Risks

Distressed Investments Risk The Fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk.  These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

Emerging Markets Risk Emerging markets securities are subject to the same risks as foreign securities and additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Moreover, many of the emerging securities markets are relatively small, potentially illiquid, occasionally volatile and subject to high transaction costs.

Equity Risk The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons that directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Event-Driven Strategies Risk Inherently speculative in nature, investments pursuant to special situations and event-driven strategies require a Subadviser to make predictions about a corporate event and its impact on a company. A Subadviser may make inaccurate predictions and the anticipated event and/or contemplated corporate transaction may not take place as expected or at all.  This may result in the distribution of a new, less valuable security in place of the security (or derivative). The Fund may have to sell a security at a loss, and such securities are subject to the risk of complete loss of value.

Fixed Income Securities Risk Fixed income (or debt) securities may be subject to credit risk, interest rate risk, prepayment and extension risk.

Credit Risk Credit risk is the risk that the value of your investment in the Fund may decrease when the credit rating of issuers whose debt securities the Fund holds is lowered due to, for example, failure to make timely payments of interest and principal; in addition, when an issuer’s credit rating is lowered, the volatility of their debt securities, and risk of the Fund’s investment in such securities, may increase.

Interest Rate Risk Interest rate risk is the risk that interest rates will rise (fall), causing the value of debt securities held by the Fund to decrease (increase); interest rate risk is most acute for longer-term debt securities as their values tend to change more with changes in interest rates.

Prepayment Risk Prepayment risk is the risk that issuers of debt securities may pay principal more quickly (or prepay principal) when interest rates fall; and extension risk is the risk that such issuers may pay principal more slowly when interest rates rise.

High Yield Securities Risk Below investment grade securities are sometimes referred to as high yield securities or “junk bonds.”  Junk bonds are more speculative than higher grade securities.  They generally have a greater risk of default and their prices may be more volatile than higher grade securities of similar maturity.  They may also be less liquid and more difficult to value.

Foreign Risk Foreign investments are subject to the same risks as domestic investments and additional risks, including international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Futures Contracts Risk There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

High Turnover Risk The Fund’s strategy may result in high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impacting the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

IPO Risk Securities that are acquired in an IPO or private placement, or are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933) and may be illiquid; thus the Fund may not be able to dispose of them promptly at the price at which they are valued.

Large Capitalization Company Risk Large-cap company stocks may underperform other segments of the equity market or the equity market as a whole.

Leverage Risk  Certain transactions of the Fund, such as reverse repurchase agreements, dollar rolls, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Liquidity Risk Certain securities eligible for investment by the Fund may be deemed to be illiquid under applicable law. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the Fund to sell such securities at prices that could have an adverse effect on the Fund’s share price.

Management Risk The Fund’s performance may deviate from overall market returns to a greater degree than other funds that do not employ an absolute return strategy, in part. Alternatively, if the Fund or a Subadviser takes a defensive posture by hedging its portfolio, then stock prices advance, the return to Fund investors may be lower than expected and lower than if the portfolio had not been hedged. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Medium Capitalization Company Risk Medium capitalization company stocks may have greater fluctuations in price and may be more difficult to liquidate than the stocks of larger, more widely traded companies during market downturns.

Mortgage-Related Securities Risk The Fund’s investments in Mortgage-Related Securities may be affected by, among other things, changes in interest rates, the creditworthiness of the entities that provide their credit enhancements or the market’s assessment of the quality of the underlying assets.  Mortgage-Related Securities can be sensitive to changes in interest rates and are subject to pre-payment risk, which is the risk that the underlying debt may be refinanced or prepaid.  Mortgage-Related Securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities or by private issuers.  Mortgage-Related Securities issued by private issuers are subject to greater credit risks than those issued or guaranteed by the U.S. government.

Multi-Manager Risk The success of the Fund’s strategy depends on, among other things, the Adviser’s skill in selecting Subadvisers and the Subadvisers’ skill in executing the relevant strategy. The Subadvisers’ strategies may be out of favor at any time. In addition, because the Subadvisers each make their trading decisions independently, it is possible that Subadvisers may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.

Non-Diversification Risk The Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. Such non-diversification exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified.

Options Risk There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

Pooled Investment Vehicle Risk Pooled investment vehicles in which the Fund may invest may charge fees, and such fees may be more than the Fund would pay if the manager of the pooled vehicle managed the Fund’s assets directly.

Prepayment Risk Debt securities are subject to interest rate, credit and prepayment risk. Prepayment of debt securities, which are more common when interest rates are declining, can shorten such securities’ maturity and reduce the Fund’s return.

Registered Investment Company and ETF Risk The Fund’s investment in Registered investment companies (including ETFs) generally subjects the Fund to its proportionate share of such companies’ expenses and entails the same risks as the individual stocks held by the companies. In addition, certain investment companies’ securities may trade and be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

Restricted Securities Risk Rule 144A Securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security which when purchased was liquid may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Small Capitalization Company Risk Securities of smaller companies may be more volatile than securities of larger companies and as a result, the price of smaller companies may decline more in response to selling pressure.

Short Selling Risk  Short selling involves borrowing a security, selling it and buying it back.  If the Fund buys back the security at a price higher than the price at which it sold the security plus accrued interest, the Fund will have a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends the Fund must pay to the lender of the security sold short. In addition, a short sale may create leverage and, as a result, may cause relatively smaller adverse market movements to have a disproportionate impact on the Fund’s performance. The amount the Fund could lose on a short sale is theoretically unlimited.

Sovereign Debt Risk A sovereign debtor’s willingness and ability to repay principal and interest on issued debt securities may depend on, among other things, its cash flow situation, cash reserves, foreign exchange rates, changing economic policies and the local political climate.  Sovereign debt risks are greater for emerging market issuers.

Swap Contract Risk The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.  As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

General Market Risk The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Bank Loan Risk The Fund may purchase secured and unsecured participations in loans and may purchase assignments of such loans. The Fund may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell.

Convertible Securities Risk Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the Fund that are rated below investment grade (i.e., junk bonds) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. The Fund has no pre-established minimum credit quality standards for convertible securities and may invest in convertible securities of any quality as well as unrated securities.

Currency Risk The value of the Fund’s foreign investments, including foreign securities and forward currency contracts, may decrease because of unfavorable changes in the exchange rate between a foreign currency and the U.S. dollar.

Derivatives Risk  Derivatives, such as options, futures and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. The risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Performance Information

The following chart and table illustrate the variability of the annual returns of the Fund. The chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to the S&P 500 Index, a broad measure of market performance. Updated performance information is available by calling (888) 99-ABSOLUTE or (888) 992-2765.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

YEARS ENDED DECEMBER 31

The calendar year-to-date total return as of June 30, 2011 was -2.57%.

During the period shown in the chart, the highest quarterly return was 10.50% (for the quarter ended June 30, 2009) and the lowest quarterly return was (0.49)% (for the quarter ended December 31, 2009).

AVERAGE ANNUAL TOTAL RETURNS
Average Annual Total Returns Absolute Opportunities Fund	1 Year	Since Inception	Inception Date
Institutional Shares	9.48%	14.69%	Oct. 21, 2008
Institutional Shares After Taxes on Distributions	9.11%	13.35%
Institutional Shares After Taxes on Distributions and Sales	6.34%	11.88%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	16.02%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.